COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 258,425	$ 266,805
Commercial revolving accounts
Commitments
Total credit limit	3,956,612	3,946,496
Utilized	228,464	221,274
Not Utilized	3,728,148	3,725,222
Wholesale and dealer financing
Commitments
Total credit limit	5,528,361	5,570,870
Utilized	3,619,690	3,135,945
Not Utilized	$ 1,908,671	$ 2,434,925